Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policy on Timing of Equity Award Grants

The Compensation Committee has not established policies and practices (whether written or otherwise) regarding the timing of option grants or other awards in relation to the release of material nonpublic information (“MNPI”) and do not take MNPI into account when determining the timing and terms of stock option or other equity awards to executive officers. We do not time the disclosure of MNPI, whether positive or negative, for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false